Convertible Notes Payable	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 5 – CONVERTIBLE NOTES PAYABLE

	December 31, 2015
	Note Face Amount	Debt Discount	Net Amount of Note

2011 Note	$22,166	$-	$22,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	100,000	-	100,000
2015 Note	105,000	-	105,000
Total	$287,166	$-	$287,166

	September 30, 2015
	Note Face Amount	Debt Discount	Net Amount of Note

2011 Note	$22,166	-	$22,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	100,000	-	100,000
Total	$182,166	-	$182,166

2011 Note

On May 1, 2011, the Company issued a 2.00% Convertible Note due April 30, 2012 with a principal amount of $32,000 (the “2011 Note”) for cash. Interest on the 2011 Note is accrued annually effective from May 1, 2011 forward. The 2011 Note is unsecured and repayable on demand. The 2011 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of December 31, 2015 is $22,166. As of December 31, 2015, the note has been discounted by $0.

2012 Note

On January 2, 2012, the Company issued a 2.00% Convertible Note due January 1, 2013 with a principal amount of $48,000 (the “2012 Note”) for cash. Interest on the 2012 Note is accrued annually effective from January 2, 2012 forward. The 2012 Note is unsecured and repayable on demand. The 2012 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of December 31, 2015 is $48,000. As of December 31, 2015, the note has been discounted by $0.

2013 Note

On January 3, 2013, the Company issued a 2.00% Convertible Note due January 2, 2014 with a principal amount of $12,000 (the “2013 Note”) for cash. Interest on the 2013 Note is accrued annually effective from January 3, 2013 forward. The 2013 Note is unsecured and repayable on demand. The 2013 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of December 31, 2015 is $12,000. As of December 31, 2015 the note has been discounted by $0.

2014 Note

On August 25, 2014, the Company issued two 12.00% Convertible Promissory Note due February 25, 2015 with a principal amount of $50,000 each (the “2014 Note”) for cash. Interest on the 2014 Note is accrued annually effective from August 25, 2014 forward. The 2014 Note is unsecured.

The notes are convertible at a conversion price the lesser of (a) $0.25 per share, or (b) the price per share as reported on the Over-the-Counter Bulletin Board on the conversion date. The Note Holders also received Warrants to purchase an aggregate of 800,000 shares of our common stock at an initial exercise price of $0.25 per share. Each of the Warrants has a term of five (5) years.

The embedded conversion feature of the 2014 Notes and Warrants were recorded as derivative liabilities in accordance with relevant accounting guidance due to the variable conversion price of the 2014 Notes. The fair value on the grant date of the embedded conversion feature of the convertible debt was $145,362 as computed using the Black-Scholes option pricing model.

The Company established a debt discount of $100,000, representing the value of the embedded conversion feature inherent in the convertible debt and warrant, as limited to the face amount of the debt. The debt discount is being amortized over the life of the debt using the straight-line method over the terms of the debt, which approximates the effective-interest method. For the year ended September 30, 2015, the Company recorded amortization of the debt discount of $0. The balance of the debt discount was $0 at September 30, 2015. For the 3 months ended December 31, 2015, the Company recorded amortization of the debt discount of $0. The balance of the debt discount was $0 at December 31, 2015.

2015 Note

On December 4, 2014, the Company issued a 8.00% Convertible Promissory Note due December 4, 2015 with a principal amount of $105,000 (the “2015 Note”) as the commitment fee for the Purchase Agreement with Blackbridge Capital. Interest on the 2015 Note is accrued annually effective from December 4, 2015 forward. The 2015 Note is unsecured.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of December 31, 2015 is $105,000. As of December 31, 2015 the balance of the debt discount was $96,612.

NOTE 5 – CONVERTIBLE NOTES PAYABLE

	September 30, 2015
	Note Face Amount	Debt Discount	Net Amount of Note

2011 Note	$22,166	$-	$22,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	100,000	-	100,000
Total	$182,166	$-	$182,166

	September 30, 2014
	Note Face Amount	Debt Discount	Net Amount of Note

2011 Note	$28,726	$-	$28,726
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	100,000	-80,434	19,566
Total	$188,726	$-80,434	$108,292

2011 Note

On May 1, 2011, the Company issued a 2.00% Convertible Note due April 30, 2012 with a principal amount of $32,000 (the “2011 Note”) for cash. Interest on the 2011 Note is accrued annually effective from May 1, 2011 forward. The 2011 Note is unsecured and repayable on demand. The 2011 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of September 30, 2015 and September 30, 2014 is $22,166and $28,726 respectively. As of September 30, 2015 and September 30, 2014, the note has been discounted by $0.

2012 Note

On January 2, 2012, the Company issued a 2.00% Convertible Note due January 1, 2013 with a principal amount of $48,000 (the “2012 Note”) for cash. Interest on the 2012 Note is accrued annually effective from January 2, 2012 forward. The 2012 Note is unsecured and repayable on demand. The 2012 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of September 30, 2015 is $48,000 respectively. As of September 30, 2015, the note has been discounted by $0.

2013 Note

On January 3, 2013, the Company issued a 2.00% Convertible Note due January 2, 2014 with a principal amount of $12,000 (the “2013 Note”) for cash. Interest on the 2013 Note is accrued annually effective from January 3, 2013 forward. The 2013 Note is unsecured and repayable on demand. The 2013 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of September 30, 2015 is $12,000. As of September 30, 2015 the note has been discounted by $0.

2014 Note

On August 25, 2014, the Company issued two 12.00% Convertible Promissory Note due February 25, 2015 with a principal amount of $50,000 each (the “2014 Note”) for cash. Interest on the 2014 Note is accrued annually effective from August 25, 2014 forward. The 2014 Note is unsecured.

The notes are convertible at a conversion price the lesser of (a) $0.25 per share, or (b) the price per share as reported on the Over-the-Counter Bulletin Board on the conversion date. The Note Holders also received Warrants to purchase an aggregate of 800,000 shares of our common stock at an initial exercise price of $0.25 per share. Each of the Warrants has a term of five (5) years.

The embedded conversion feature of the 2014 Notes and Warrants were recorded as derivative liabilities in accordance with relevant accounting guidance due to the variable conversion price of the 2014 Notes. The fair value on the grant date of the embedded conversion feature of the convertible debt was $145,362 as computed using the Black-Scholes option pricing model.

The Company established a debt discount of $100,000, representing the value of the embedded conversion feature inherent in the convertible debt and warrant, as limited to the face amount of the debt. The debt discount is being amortized over the life of the debt using the straight-line method over the terms of the debt, which approximates the effective-interest method. For the year ended September 30, 2014, the Company recorded amortization of the debt discount of $19,566. The balance of the debt discount was $80,434 at September 30, 2014. For the year ended September 30, 2015, the Company recorded amortization of the debt discount of $0. The balance of the debt discount was $0 at September 30, 2015.